Evaluation Tools At Customers (Tables)	12 Months Ended
Dec. 31, 2012
Other Inventory, Gross [Abstract]
Schedule of changes in the Amount of Evaluation Tools
The changes in the amount of evaluation tools are as follows:

Balance January 1, 2011	6,644
Evaluation tools shipped	14,901
Depreciation	(2,518)
Evaluation tools sold	(7,830)
Transfer from inventories	1,913
Foreign currency translation effect	877
Balance December 31, 2011	13,987
Evaluation tools shipped	11,120
Depreciation	(3,798)
Evaluation tools sold	(3,277)
Foreign currency translation effect	(1,110)
Balance December 31, 2012	16,922
Useful lives in years:	5